STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

August 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.1%
Aerospace & Defense - .2%
Raytheon Technologies Corp., Sr. Unscd. Notes	4.13	11/16/2028	200,000		196,020
The Boeing Company, Sr. Unscd. Notes	3.20	3/1/2029	280,000		247,720
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	100,000		88,588
				532,328
Asset-Backed Certificates - .6%
CNH Equipment Trust, Ser. 2018-B, Cl. A4	3.37	5/15/2024	338,924		338,923
CNH Equipment Trust, Ser. 2021-A, Cl. A3	0.40	12/15/2025	435,000		418,943
Dell Equipment Finance Trust, Ser. 2020-1, Cl. A3	2.24	2/22/2023	86,016	[a]	85,879
Dell Equipment Finance Trust, Ser. 2021-1, Cl. A3	0.43	5/22/2026	495,000	[a]	481,707
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1	1.91	10/20/2061	495,000	[a]	430,385
Verizon Owner Trust, Ser. 2019-C, Cl. A1A	1.94	4/22/2024	44,363		44,250
				1,800,087
Asset-Backed Certificates/Auto Receivables - .6%
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. A3	1.31	1/11/2027	365,000		346,754
Hertz Vehicle Financing LLC, Ser. 2021-1A, CI. A	1.21	12/26/2025	575,000	[a]	534,493
Nissan Auto Receivables Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	1,582		1,582
OSCAR US Funding Trust IX LLC, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	106,646	[a]	106,704
OSCAR US Funding Trust VIII LLC, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	72,899	[a]	72,929
OSCAR US Funding XI LLC, Ser. 2019-2A, Cl. A4	2.68	9/10/2026	363,022	[a]	358,866
OSCAR US Funding XII LLC, Ser. 2021-1A, Cl. A4	1.00	4/10/2028	380,000	[a]	347,947
				1,769,275
Automobiles & Components - .4%
General Motors Financial Co., Sr. Unscd. Notes	2.35	1/8/2031	280,000		217,188
General Motors Financial Co., Sr. Unscd. Notes	2.40	4/10/2028	545,000		461,693

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.1% (continued)
Automobiles & Components - .4% (continued)
Stellantis Finance US Inc., Gtd. Notes	2.69	9/15/2031	200,000	[a]	158,658
Volkswagen Group of America Finance LLC, Gtd. Notes	2.70	9/26/2022	200,000	[a]	199,955
				1,037,494
Banks - 2.6%
Bank of America Corp., Sr. Unscd. Notes	1.20	10/24/2026	110,000		98,389
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	105,000		97,314
Bank of America Corp., Sr. Unscd. Notes	3.97	2/7/2030	250,000		234,782
Bank of America Corp., Sr. Unscd. Notes	4.00	4/1/2024	68,000		68,134
Barclays PLC, Sr. Unscd. Notes	3.93	5/7/2025	205,000		200,525
BNP Paribas SA, Sr. Unscd. Notes	1.68	6/30/2027	250,000	[a]	219,463
Citigroup Inc., Sr. Unscd. Notes	3.88	10/25/2023	325,000		325,770
Citigroup Inc., Sr. Unscd. Notes	4.65	7/30/2045	260,000		239,010
Citizens Bank, Sr. Unscd. Notes	3.75	2/18/2026	250,000	[b]	245,049
Cooperatieve Rabobank UA, Sr. Unscd. Notes	1.34	6/24/2026	280,000	[a]	253,783
First Republic Bank, Sr. Unscd. Notes	1.91	2/12/2024	250,000		247,233
ING Groep NV, Sr. Unscd. Notes	3.55	4/9/2024	200,000		197,790
JPMorgan Chase & Co., Sr. Unscd. Notes	0.65	9/16/2024	185,000		177,980
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000		368,348
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000		248,216
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000		178,381
KfW, Govt. Gtd. Notes	2.38	12/29/2022	565,000		563,479
Lloyds Banking Group PLC, Sr. Unscd. Notes	1.63	5/11/2027	280,000		247,515
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	310,000		310,353
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	75,000		74,573
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	300,000		292,475
NatWest Group PLC, Sr. Unscd. Notes	1.64	6/14/2027	200,000		175,175
NatWest Group PLC, Sr. Unscd. Notes	4.27	3/22/2025	250,000		247,279
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	230,000		223,907
The Goldman Sachs Group Inc., Sr. Unscd. Notes	3.81	4/23/2029	610,000		571,530
Truist Financial Corp., Sr. Unscd. Notes	2.50	8/1/2024	265,000		258,109

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.1% (continued)
Banks - 2.6% (continued)
U.S. Bancorp, Sr. Unscd. Notes	2.40	7/30/2024	205,000		200,103
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	405,000		392,999
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000		315,060
				7,272,724
Beverage Products - .3%
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	4.00	4/13/2028	460,000		454,983
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	4.90	2/1/2046	180,000		171,214
Keurig Dr Pepper Inc., Gtd. Notes	3.20	5/1/2030	280,000		251,388
				877,585
Building Materials - ..1%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	235,000		216,437
Chemicals - .1%
Nutrien Ltd., Sr. Unscd. Notes	3.95	5/13/2050	220,000		187,129
The Dow Chemical Company, Sr. Unscd. Notes	4.63	10/1/2044	145,000		129,903
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	75,000		63,342
				380,374
Commercial & Professional Services - .2%
ERAC USA Finance LLC, Gtd. Notes	7.00	10/15/2037	280,000	[a]	317,189
PayPal Holdings Inc., Sr. Unscd. Notes	2.65	10/1/2026	165,000		156,688
PayPal Holdings Inc., Sr. Unscd. Notes	3.25	6/1/2050	135,000	[b]	102,090
				575,967
Commercial Mortgage Pass-Through Certificates - 1.0%
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	3.46	12/15/2037	225,000	[a,c]	222,521
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	140,000		133,722
Commercial Mortgage Trust, Ser. 2013-CR8, Cl. A5	3.61	6/10/2046	465,000		462,450
Commercial Mortgage Trust, Ser. 2014-UBS3, Cl. A3	3.55	6/10/2047	362,841		357,102
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000		227,074
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A, 1 Month LIBOR +0.70%	3.09	6/15/2034	335,000	[a,c]	329,742
GS Mortgage Securities Trust, Ser. 2013-GC13, CI. A5	4.18	7/10/2046	220,000		219,179
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	215,000		199,718

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.1% (continued)
Commercial Mortgage Pass-Through Certificates - 1.0% (continued)
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	229,632	[a]	225,785
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	192,260		187,237
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A5	2.45	6/15/2053	135,000		117,000
WFRBS Commercial Mortgage Trust, Ser. 2014-C22, Cl. A4	3.49	9/15/2057	190,189		186,657
				2,868,187
Consumer Discretionary - .1%
Marriott International Inc., Sr. Unscd. Notes, Ser. HH	2.85	4/15/2031	465,000		387,835
Consumer Staples - .0%
The Estee Lauder Companies, Sr. Unscd. Notes	2.38	12/1/2029	115,000		102,175
Diversified Financials - .5%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	225,000		198,489
AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	180,000		145,364
Air Lease Corp., Sr. Unscd. Notes	1.88	8/15/2026	215,000		188,241
Air Lease Corp., Sr. Unscd. Notes	2.88	1/15/2026	135,000		124,624
American Express Co., Sr. Unscd. Notes	2.50	7/30/2024	130,000		126,477
American Express Co., Sr. Unscd. Notes	3.40	2/22/2024	180,000		178,499
Intercontinental Exchange Inc., Sr. Unscd. Notes	4.35	6/15/2029	130,000		128,589
USAA Capital Corp., Sr. Unscd. Notes	2.13	5/1/2030	165,000	[a]	141,515
Visa Inc., Sr. Unscd. Notes	3.15	12/14/2025	100,000		97,793
				1,329,591
Energy - .9%
Cameron LNG LLC, Sr. Scd. Notes	3.30	1/15/2035	260,000	[a]	220,972
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	3.70	11/15/2029	285,000		262,290
EIG Pearl Holdings SARL, Sr. Scd. Bonds	3.55	8/31/2036	385,000	[a]	337,955
Enbridge Inc., Gtd. Notes	3.13	11/15/2029	175,000	[b]	158,404
Energy Transfer LP, Sr. Unscd. Notes	4.90	2/1/2024	225,000		225,958
Enterprise Products Operating LLC, Gtd. Notes	2.80	1/31/2030	185,000		163,075
Enterprise Products Operating LLC, Gtd. Notes	3.30	2/15/2053	190,000		141,183
Equinor ASA, Gtd. Notes	3.25	11/18/2049	130,000		104,075

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.1% (continued)
Energy - .9% (continued)
Kinder Morgan Energy Partners LP, Gtd. Notes	5.00	3/1/2043	140,000		126,983
Kinder Morgan Energy Partners LP, Gtd. Notes	6.55	9/15/2040	210,000		218,312
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	110,000		106,747
MPLX LP, Sr. Unscd. Notes	5.20	3/1/2047	210,000		191,748
Spectra Energy Partners LP, Gtd. Notes	4.75	3/15/2024	75,000		75,424
Totalenergies Capital International SA, Gtd. Notes	3.46	2/19/2029	260,000		249,046
				2,582,172
Environmental Control - .3%
Republic Services Inc., Sr. Unscd. Notes	2.38	3/15/2033	525,000		429,423
Republic Services Inc., Sr. Unscd. Notes	2.50	8/15/2024	100,000		97,110
Waste Management Inc., Gtd. Notes	2.00	6/1/2029	145,000	[b]	125,303
Waste Management Inc., Gtd. Notes	3.15	11/15/2027	100,000	[b]	95,551
				747,387
Food Products - .1%
Conagra Brands Inc., Sr. Unscd. Notes	1.38	11/1/2027	180,000		150,681
Mondelez International Inc., Sr. Unscd. Notes	2.13	3/17/2024	151,000		147,010
				297,691
Foreign Governmental - .4%
Hungary, Sr. Unscd. Notes	2.13	9/22/2031	200,000	[a]	147,046
Hungary, Sr. Unscd. Notes	5.25	6/16/2029	250,000	[a]	241,523
Italy, Sr. Unscd. Notes	1.25	2/17/2026	400,000		350,425
Italy, Sr. Unscd. Notes	2.88	10/17/2029	225,000		193,008
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	310,000		257,792
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	60,000		61,567
				1,251,361
Health Care - 1.3%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	170,000		178,902
AbbVie Inc., Sr. Unscd. Notes	3.20	11/21/2029	220,000		201,107
AmerisourceBergen Corp., Sr. Unscd. Notes	3.25	3/1/2025	130,000		127,231
Amgen Inc., Sr. Unscd. Notes	3.15	2/21/2040	255,000		201,821
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	160,000		131,407
Biogen Inc., Sr. Unscd. Notes	2.25	5/1/2030	235,000	[b]	192,278
Bio-Rad Laboratories Inc., Sr. Unscd. Notes	3.70	3/15/2032	430,000		384,774

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.1% (continued)
Health Care - 1.3% (continued)
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.20	6/15/2026	89,000		87,267
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.40	7/26/2029	25,000		23,877
Cigna Corp., Gtd. Notes	3.05	11/30/2022	140,000		140,001
Cigna Corp., Gtd. Notes	4.38	10/15/2028	295,000		290,733
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	50,000		49,458
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	350,000		337,629
DH Europe Finance II, Gtd. Notes	2.60	11/15/2029	180,000		162,302
Gilead Sciences Inc., Sr. Unscd. Notes	3.65	3/1/2026	75,000		73,680
Gilead Sciences Inc., Sr. Unscd. Notes	4.75	3/1/2046	110,000		105,487
Medtronic Inc., Gtd. Notes	4.63	3/15/2045	50,000		50,320
Merck & Co., Sr. Unscd. Notes	2.90	3/7/2024	115,000		113,957
Merck & Co., Sr. Unscd. Notes	3.40	3/7/2029	60,000		57,669
Pfizer Inc., Sr. Unscd. Notes	2.95	3/15/2024	40,000		39,628
Pfizer Inc., Sr. Unscd. Notes	3.20	9/15/2023	45,000		44,832
Pfizer Inc., Sr. Unscd. Notes	3.45	3/15/2029	55,000		53,170
Regeneron Pharmaceuticals Inc., Sr. Unscd. Notes	1.75	9/15/2030	112,000		88,723
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	325,000		256,610
UnitedHealth Group Inc., Sr. Unscd. Notes	2.88	8/15/2029	150,000		137,852
UnitedHealth Group Inc., Sr. Unscd. Notes	4.75	7/15/2045	155,000		152,964
Viatris Inc., Gtd. Notes	2.70	6/22/2030	100,000		78,896
				3,762,575
Industrial - .2%
GE Capital Funding LLC, Gtd. Notes	4.55	5/15/2032	460,000		443,926
Information Technology - .1%
Fidelity National Information Services Inc., Sr. Unscd. Notes	3.10	3/1/2041	225,000		163,280
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	110,000		80,233
				243,513
Insurance - 1.0%
American International Group Inc., Sr. Unscd. Notes	3.90	4/1/2026	120,000		118,130
American International Group Inc., Sr. Unscd. Notes	4.38	6/30/2050	200,000		179,973
Five Corners Funding Trust II, Sr. Unscd. Notes	2.85	5/15/2030	260,000	[a]	225,805
Jackson Financial Inc., Sr. Unscd. Notes	3.13	11/23/2031	195,000	[a]	156,373
Massachusetts Mutual Life Insurance Co., Sub. Notes	3.38	4/15/2050	225,000	[a]	172,121

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.1% (continued)
Insurance - 1.0% (continued)
MassMutual Global Funding II, Scd. Notes	2.95	1/11/2025	200,000	[a]	194,652
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/2027	545,000	[a]	508,282
New York Life Global Funding, Scd. Notes	2.88	4/10/2024	250,000	[a]	245,324
New York Life Insurance Co., Sub. Notes	3.75	5/15/2050	205,000	[a]	170,864
Pacific Life Global Funding II, Scd. Notes	1.20	6/24/2025	375,000	[a]	344,237
Pacific Life Global Funding II, Scd. Notes	1.38	4/14/2026	270,000	[a]	243,178
Pricoa Global Funding I, Scd. Notes	2.40	9/23/2024	155,000	[a]	149,177
Principal Financial Group Inc., Gtd. Notes	4.30	11/15/2046	125,000		111,290
				2,819,406
Internet Software & Services - .1%
Amazon.com Inc., Sr. Unscd. Notes	4.05	8/22/2047	175,000		162,678
Media - .5%
Charter Communications Operating LLC, Sr. Scd. Notes	4.91	7/23/2025	185,000		184,452
Comcast Corp., Gtd. Notes	2.65	2/1/2030	335,000		296,665
Comcast Corp., Gtd. Notes	2.89	11/1/2051	210,000		148,122
Comcast Corp., Gtd. Notes	6.50	11/15/2035	43,000		48,594
Sky Ltd., Gtd. Notes	3.75	9/16/2024	265,000	[a]	263,425
The Walt Disney Company, Gtd. Notes	4.00	10/1/2023	55,000		55,245
The Walt Disney Company, Gtd. Notes	6.65	11/15/2037	245,000		291,156
				1,287,659
Metals & Mining - .2%
Anglo American Capital PLC, Gtd. Notes	2.63	9/10/2030	400,000	[a]	326,494
Glencore Funding LLC, Gtd. Notes	2.63	9/23/2031	415,000	[a,b]	330,346
				656,840
Municipal Securities - .7%
Arizona Department of Transportation Highway Fund, Revenue Bonds, Refunding	2.46	7/1/2030	45,000		39,942
California, GO, Ser. A	2.38	10/1/2026	230,000		218,068
Connecticut, GO, Ser. A	2.10	7/1/2025	40,000		38,068
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000		124,708

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 35.1% (continued)
Municipal Securities - .7% (continued)
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000	23,411
Los Angeles Department of Water & Power System, Revenue Bonds (Build America Bonds)	5.72	7/1/2039	120,000	137,935
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000	107,701
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. F	2.16	8/1/2026	255,000	240,524
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000	244,514
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds) Ser. A2	6.09	11/15/2040	10,000	11,502
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. C	2.55	10/1/2028	250,000	228,758
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000	150,817
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000	52,849
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000	52,219
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000	39,693
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000	124,360
				1,835,069
Real Estate - 1.1%
Alexandria Real Estate Equities Inc., Gtd. Notes	3.80	4/15/2026	225,000	219,702
Alexandria Real Estate Equities Inc., Gtd. Notes	4.50	7/30/2029	165,000	160,624
American Homes 4 Rent LP, Sr. Unscd. Notes	2.38	7/15/2031	90,000	72,372
AvalonBay Communities Inc., Sr. Unscd. Notes	3.30	6/1/2029	215,000	199,943
Crown Castle Inc., Sr. Unscd. Notes	2.25	1/15/2031	740,000	601,656
Equinix Inc., Sr. Unscd. Notes	2.50	5/15/2031	310,000	254,804
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	235,000	202,816
Prologis LP, Sr. Unscd. Notes	2.13	4/15/2027	40,000	36,923
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	120,000	104,491

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.1% (continued)
Real Estate - 1.1% (continued)
Realty Income Corp., Sr. Unscd. Notes	2.85	12/15/2032	225,000		193,137
SBA Tower Trust, Asset Backed Notes	2.84	1/15/2025	210,000	[a]	200,806
Simon Property Group LP, Sr. Unscd. Notes	3.50	9/1/2025	230,000		226,926
Spirit Realty LP, Gtd. Notes	2.10	3/15/2028	340,000		283,941
WP Carey Inc., Sr. Unscd. Notes	2.25	4/1/2033	295,000		224,744
WP Carey Inc., Sr. Unscd. Notes	2.40	2/1/2031	175,000		142,504
				3,125,389
Retailing - .3%
7-Eleven Inc., Sr. Unscd. Notes	2.80	2/10/2051	280,000	[a]	183,353
Dollar General Corp., Sr. Unscd. Notes	3.50	4/3/2030	200,000		184,684
Dollar Tree Inc., Sr. Unscd. Notes	4.20	5/15/2028	110,000		107,290
McDonald's Corp., Sr. Unscd. Notes	3.50	7/1/2027	100,000		97,176
McDonald's Corp., Sr. Unscd. Notes	3.60	7/1/2030	80,000		75,969
Target Corp., Sr. Unscd. Notes	3.38	4/15/2029	250,000		240,121
				888,593
Semiconductors & Semiconductor Equipment - .2%
Broadcom Inc., Sr. Unscd. Notes	3.42	4/15/2033	225,000	[a]	185,766
NXP BV, Gtd. Notes	2.65	2/15/2032	410,000		330,039
				515,805
Supranational Bank - .1%
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	300,000	[b]	299,165
Technology Hardware & Equipment - .2%
Apple Inc., Sr. Unscd. Notes	2.05	9/11/2026	425,000		397,539
Dell International LLC, Sr. Unscd. Notes	6.02	6/15/2026	130,000		135,091
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.90	10/15/2025	105,000		106,721
				639,351
Telecommunication Services - .6%
AT&T, Sr. Unscd. Notes	2.55	12/1/2033	438,000		349,373
Sprint Spectrum Co., Sr. Scd. Notes	4.74	3/20/2025	137,500	[a]	138,067
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000		130,034
T-Mobile USA Inc., Sr. Unscd. Notes	2.55	2/15/2031	155,000		129,139
T-Mobile USA Inc., Sr. Unscd. Notes	3.88	4/15/2030	270,000		249,747
Verizon Communications Inc., Sr. Unscd. Notes	2.36	3/15/2032	51,000		41,878
Verizon Communications Inc., Sr. Unscd. Notes	3.88	2/8/2029	140,000		134,935

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.1% (continued)
Telecommunication Services - .6% (continued)
Verizon Communications Inc., Sr. Unscd. Notes	4.02	12/3/2029	495,000		475,421
				1,648,594
Transportation - .4%
Canadian Pacific Railway Co., Gtd. Notes	2.45	12/2/2031	130,000		111,173
Canadian Pacific Railway Co., Gtd. Notes	3.00	12/2/2041	125,000		98,614
CSX Corp., Sr. Unscd. Notes	2.60	11/1/2026	380,000		360,152
CSX Corp., Sr. Unscd. Notes	3.35	11/1/2025	205,000		200,853
FedEx Corp., Gtd. Notes	4.40	1/15/2047	205,000		181,623
Union Pacific Corp., Sr. Unscd. Notes	3.15	3/1/2024	145,000		143,754
				1,096,169
U.S. Government Agencies Collateralized Mortgage Obligations - .2%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C	2.75	9/25/2029	265,000	[d]	241,782
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C	2.75	11/25/2029	255,000	[d]	229,081
				470,863
U.S. Government Agencies Collateralized Municipal-Backed Securities - .6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/25/2029	560,000	[d]	553,293
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2	3.42	2/25/2029	545,000	[d]	534,435
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2	2.79	6/25/2029	775,000	[d]	731,205
				1,818,933
U.S. Government Agencies Mortgage-Backed - 11.1%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051			2,593,804	[d]	2,237,735
2.50%, 11/1/2027-9/1/2050			1,456,644	[d]	1,312,213
3.00%, 6/1/2031-12/1/2046			562,811	[d]	533,516
3.50%, 12/1/2041-7/1/2052			2,064,754	[d]	1,985,743
5.50%, 1/1/2036			26,984	[d]	28,657

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.1% (continued)
U.S. Government Agencies Mortgage-Backed - 11.1% (continued)
Federal National Mortgage Association:
1.50%, 3/1/2051			522,724	[d]	428,621
2.00%, 8/1/2036-12/1/2051			6,370,984	[d]	5,533,999
2.50%, 9/1/2028-1/1/2052			4,436,022	[d]	4,001,032
3.00%, 6/1/2028-12/1/2050			3,787,084	[d]	3,585,034
3.50%, 8/1/2034-10/1/2050			3,299,895	[d]	3,197,959
4.00%, 7/1/2042-8/1/2052			3,822,036	[d]	3,762,172
4.50%, 2/1/2039-7/1/2052			1,884,193	[d]	1,900,547
5.00%, 4/1/2035-12/1/2048			294,313	[d]	302,908
5.50%, 9/1/2034-5/1/2039			23,295	[d]	24,074
8.00%, 3/1/2030			81	[d]	81
Government National Mortgage Association I:
5.50%, 4/15/2033			8,491		9,118
Government National Mortgage Association II:
3.00%, 1/20/2045-9/20/2051			1,437,390		1,359,707
3.50%, 7/20/2047-2/20/2052			892,714		869,860
4.00%, 10/20/2047-1/20/2048			224,934		224,449
4.50%, 7/20/2048			73,896		74,620
				31,372,045
U.S. Government Agencies Obligations - .2%
Federal National Mortgage Association, Notes	2.38	1/19/2023	575,000	[d]	572,973
U.S. Treasury Securities - 6.7%
U.S. Treasury Bonds	1.75	8/15/2041	4,415,000	[b]	3,281,845
U.S. Treasury Bonds	2.38	5/15/2051	3,445,000		2,837,280
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +0.03%	2.93	7/31/2023	500,000	[c]	500,514
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +0.03%	2.94	4/30/2023	1,850,000	[c]	1,851,657
U.S. Treasury Notes	0.88	9/30/2026	8,235,000		7,440,451
U.S. Treasury Notes	1.38	6/30/2023	3,100,000		3,048,172
				18,959,919
Utilities - .9%
American Electric Power Co., Sr. Unscd. Notes	3.25	3/1/2050	155,000		110,864
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.25	4/15/2028	95,000		89,955
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000		159,770
Dominion Energy Inc., Sr. Unscd. Notes	3.90	10/1/2025	165,000		162,890
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	275,000		259,448

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.1% (continued)
Utilities - .9% (continued)
Duke Energy Progress LLC, First Mortgage Bonds	3.45	3/15/2029	245,000		233,943
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	215,000		209,922
Kentucky Utilities Co., First Mortgage Bonds	4.38	10/1/2045	105,000		94,829
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	125,000		113,273
NiSource Inc., Sr. Unscd. Notes	5.65	2/1/2045	230,000		233,550
NRG Energy Inc., Sr. Scd. Notes	2.45	12/2/2027	440,000	[a]	377,132
Sempra Energy, Sr. Unscd. Notes	3.40	2/1/2028	100,000		94,566
Sierra Pacific Power Co., Mortgage Notes, Ser. P	6.75	7/1/2037	25,000		27,362
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	40,000		30,671
Southern California Edison Co., First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000		227,628
Xcel Energy Inc., Sr. Unscd. Notes	2.60	12/1/2029	260,000	[b]	228,040
				2,653,843
Total Bonds and Notes (cost $109,628,845)			99,301,978
Description			Shares		Value ($)
Common Stocks - 60.7%
Advertising - .3%
The Interpublic Group of Companies			20,413		564,215
WPP PLC			45,432		390,629
				954,844
Aerospace & Defense - 2.2%
BAE Systems PLC			21,560	[e]	194,290
Howmet Aerospace Inc.			48,856		1,730,968
L3Harris Technologies Inc.			3,256		742,987
Northrop Grumman Corp.			2,371		1,133,314
Raytheon Technologies Corp.			16,982		1,524,135
The Boeing Company			5,411	[e]	867,113
				6,192,807
Agriculture - .6%
Archer-Daniels-Midland Co.			9,767		858,422
Bunge Ltd.			6,799		674,257
Imperial Brands PLC			5,753		126,402
Swedish Match AB			5,541		55,648
				1,714,729
Automobiles & Components - .5%
Cie Generale des Etablissements Michelin SCA			10,708		260,319
Daimler Truck Holding AG			2,279	[e]	58,449

Description	Shares	Value ($)
Common Stocks - 60.7% (continued)
Automobiles & Components - .5% (continued)
General Motors Co.	27,314	1,043,668
Mercedes-Benz Group AG	2,182	123,018
		1,485,454
Banks - 1.5%
BNP Paribas SA	10,132	472,201
Comerica Inc.	15,899	1,276,690
ING Groep NV	18,601	163,043
Macquarie Group Ltd.	1,274	153,263
Mizuho Financial Group Inc.	6,300	72,059
Sumitomo Mitsui Financial Group Inc.	9,100	274,033
U.S. Bancorp	23,441	1,069,144
United Overseas Bank Ltd.	4,500	87,823
Wells Fargo & Co.	16,887	738,131
		4,306,387
Beverage Products - .1%
Diageo PLC	4,852	211,798
Building Materials - .0%
HeidelbergCement AG	1,151	52,173
Chemicals - .1%
Evonik Industries AG	11,173	208,230
Yara International ASA	2,525	106,869
		315,099
Commercial & Professional Services - 1.2%
Ashtead Group PLC	4,826	237,044
Block Inc.	24,097	[e] 1,660,524
Brambles Ltd.	10,236	86,049
Cintas Corp.	3,229	1,313,686
Recruit Holdings Co.	6,000	191,068
		3,488,371
Consumer Discretionary - 1.3%
Aristocrat Leisure Ltd.	2,074	50,343
Bunzl PLC	2,364	78,431
Dolby Laboratories Inc., Cl. A	8,599	629,791
Ferguson PLC	1,367	158,159
International Game Technology PLC	24,723	443,531
ITOCHU Corp.	10,800	296,440
Las Vegas Sands Corp.	28,018	[e] 1,054,317
Nintendo Co.	200	81,631
Peloton Interactive Inc., Cl. A	58,298	[b,e] 594,057
Sony Group Corp.	2,400	190,365
		3,577,065
Consumer Durables & Apparel - .2%
Burberry Group PLC	10,282	208,226

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 60.7% (continued)
Consumer Durables & Apparel - .2% (continued)
LVMH SE	586	379,022
		587,248
Consumer Staples - .4%
Haleon PLC	21,596	[e] 64,940
The Estee Lauder Companies, Cl. A	3,977	1,011,669
Unilever PLC	1,638	74,360
		1,150,969
Diversified Financials - 3.3%
Ameriprise Financial Inc.	5,311	1,423,401
ASX Ltd.	8,611	459,234
CME Group Inc.	8,874	1,735,843
Melrose Industries PLC	48,355	[b] 76,303
Morgan Stanley	19,400	1,653,268
Singapore Exchange Ltd.	10,700	72,544
The Charles Schwab Corp.	5,815	412,574
The Goldman Sachs Group Inc.	6,280	2,089,168
Voya Financial Inc.	23,397	1,439,617
		9,361,952
Electronic Components - 1.2%
AMETEK Inc.	11,837	1,422,334
Casio Computer Co.	7,300	68,900
Hubbell Inc.	5,043	1,040,371
Quanta Services Inc.	6,304	890,755
		3,422,360
Energy - 4.9%
BP PLC	19,153	97,783
Devon Energy Corp.	18,119	1,279,564
Eni SPA	31,065	367,329
EQT Corp.	75,284	3,598,575
Exxon Mobil Corp.	36,727	3,510,734
Hess Corp.	11,134	1,344,765
Marathon Petroleum Corp.	18,646	1,878,584
OMV AG	2,286	92,362
Schlumberger Ltd.	46,826	1,786,412
		13,956,108
Food & Staples Retailing - .4%
Sysco Corp.	13,096	1,076,753
Food Products - .2%
Koninklijke Ahold Delhaize NV	16,486	453,596
Tate & Lyle PLC	8,361	74,032
		527,628
Health Care - 11.8%
AbbVie Inc.	6,088	818,592
Alcon Inc.	13,758	903,625

Description	Shares		Value ($)
Common Stocks - 60.7% (continued)
Health Care - 11.8% (continued)
Align Technology Inc.	2,555	[e]	622,654
Bayer AG	6,744		356,493
Becton Dickinson & Co.	7,696		1,942,624
Biogen Inc.	1,815	[e]	354,615
Bio-Techne Corp.	1,655		549,146
Boston Scientific Corp.	40,835	[e]	1,646,059
Centene Corp.	17,866	[e]	1,603,295
Danaher Corp.	11,215		3,027,041
DexCom Inc.	21,487	[e]	1,766,446
Edwards Lifesciences Corp.	13,721	[e]	1,236,262
Eli Lilly & Co.	12,423		3,742,180
Euroapi SA	191	[e]	2,978
GSK PLC	11,635		186,372
Horizon Therapeutics PLC	13,318	[e]	788,559
Humana Inc.	4,540		2,187,281
Illumina Inc.	2,057	[e]	414,773
Intuitive Surgical Inc.	5,577	[e]	1,147,412
Laboratory Corp. of America Holdings	2,821		635,487
McKesson Corp.	2,982		1,094,394
Medtronic PLC	16,365		1,438,811
Merck & Co.	15,853		1,353,212
Novartis AG	979		78,991
Organon & Co.	28,265		806,400
Repligen Corp.	4,091	[e]	897,443
Roche Holding AG	1,919		618,063
Sanofi	4,904		403,610
Seagen Inc.	4,279	[e]	660,207
Shionogi & Co.	3,800		184,858
Sonova Holding AG	231		60,892
The Cooper Companies	2,805		806,269
UnitedHealth Group Inc.	1,882		977,379
		33,312,423
Industrial - 2.8%
ACS Actividades de Construccion y Servicios SA	3,356	[b]	74,741
Caterpillar Inc.	4,467		825,100
Eaton Corp.	10,180		1,390,995
FUJIFILM Holdings Corp.	1,900		96,466
Ingersoll Rand Inc.	58,758		2,783,366
Mitsubishi Electric Corp.	6,700		67,859
Rockwell Automation Inc.	3,508		831,186
Trane Technologies PLC	10,989		1,693,075
		7,762,788

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 60.7% (continued)
Information Technology - 5.2%
Ansys Inc.	3,933	[e]	976,564
Bill.com Holdings Inc.	3,635	[e]	588,434
CACI International Inc., Cl. A	2,855	[e]	801,884
Datadog Inc., Cl. A	5,937	[e]	623,088
Fiserv Inc.	3,959	[e]	400,611
HubSpot Inc.	2,814	[e]	948,431
Microsoft Corp.	29,036		7,592,043
Salesforce Inc.	8,843	[e]	1,380,569
Twilio Inc., Cl. A	15,860	[e]	1,103,539
Zoom Video Communications Inc., CI. A	3,820	[e]	307,128
		14,722,291
Insurance - 4.4%
Ageas SA	6,674		270,729
Allianz SE	850		143,776
Aon PLC, Cl. A	2,899		809,575
Assurant Inc.	16,136		2,557,395
AXA SA	7,438		175,533
Berkshire Hathaway Inc., Cl. B	12,168	[e]	3,416,774
Chubb Ltd.	10,459		1,977,274
MetLife Inc.	21,860		1,406,254
The Hartford Financial Services Group Inc.	7,585		487,791
The Progressive Corp.	8,863		1,087,047
		12,332,148
Internet Software & Services - 6.5%
Alphabet Inc., Cl. A	14,184	[e]	1,534,992
Alphabet Inc., Cl. C	58,020	[e]	6,332,883
Amazon.com Inc.	56,140	[e]	7,116,868
Booking Holdings Inc.	777	[e]	1,457,504
Chewy Inc., Cl. A	17,721	[b,e]	608,362
Farfetch Ltd., Cl. A	20,553	[e]	206,147
Match Group Inc.	6,289	[e]	355,517
Trend Micro Inc.	1,100		67,808
Uber Technologies Inc.	27,038	[e]	777,613
		18,457,694
Media - .1%
The Walt Disney Company	3,705	[e]	415,256
Metals & Mining - 1.1%
Alcoa Corp.	33,291		1,647,239
Fortescue Metals Group Ltd.	11,616		145,511
Freeport-McMoRan Inc.	33,081		979,198
Rio Tinto PLC	3,983		219,900
		2,991,848

Description	Shares		Value ($)
Common Stocks - 60.7% (continued)
Real Estate - .1%
Klepierre SA	4,781		98,034
Sun Hung Kai Properties Ltd.	15,500		181,708
		279,742
Retailing - .5%
Expedia Group Inc.	8,506	[e]	873,141
Lululemon Athletica Inc.	1,542	[e]	462,538
		1,335,679
Semiconductors & Semiconductor Equipment - 1.9%
Advantest Corp.	3,300		187,373
Applied Materials Inc.	10,955		1,030,537
ASML Holding NV	789		382,594
Marvell Technology Inc.	18,521		867,153
NVIDIA Corp.	16,064		2,424,700
Renesas Electronics Corp.	23,400	[e]	220,261
STMicroelectronics NV	1,848		64,313
Tokyo Electron Ltd.	400		125,550
		5,302,481
Technology Hardware & Equipment - 4.7%
Apple Inc.	42,791		6,727,601
Check Point Software Technologies Ltd.	4,965	[e]	596,992
Ciena Corp.	13,758	[e]	698,081
Corning Inc.	17,937		615,598
CrowdStrike Holdings Inc., CI. A	4,509	[e]	823,388
F5 Inc.	4,107	[e]	645,045
Fujitsu Ltd.	1,100		130,012
Hewlett Packard Enterprise Co.	60,723		825,833
Qualcomm Inc.	5,985		791,636
Teleperformance	248		70,719
Zebra Technologies Corp., Cl. A	4,016	[e]	1,211,386
		13,136,291
Telecommunication Services - .8%
Cisco Systems Inc.	36,156		1,616,896
Nippon Telegraph & Telephone Corp.	13,300		360,256
Vodafone Group PLC	168,485		226,039
		2,203,191
Transportation - .4%
AP Moller - Maersk A/S, Cl. B	39		93,264
Deutsche Post AG	7,940		290,215
FedEx Corp.	2,667		562,230
Kuehne + Nagel International AG	1,156		266,636
		1,212,345

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 60.7% (continued)
Utilities - 2.0%
AGL Energy Ltd.		12,664		66,217
Centrica PLC		99,791		87,673
Constellation Energy Corp.		27,949		2,280,359
Enel SPA		78,782		371,152
Exelon Corp.		51,578		2,264,790
The AES Corp.		24,901		633,730
			5,703,921
Total Common Stocks (cost $152,402,431)		171,549,843
	Preferred Yield (%)
Preferred Stocks - .1%
Automobiles & Components - .1%
Volkswagen AG (cost $199,200)	5.03	1,185		169,175

Exchange-Traded Funds - 1.1%
Registered Investment Companies - 1.1%
iShares Core U.S. Aggregate Bond ETF		21,364		2,151,568
iShares MSCI EAFE ETF		1,358	[b]	83,789
SPDR S&P 500 ETF Trust		2,296	[b]	907,333
Total Exchange-Traded Funds (cost $3,199,703)		3,142,690
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,378,511)	2.34	8,378,511	[f]	8,378,511

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $3,076,459)	2.34	3,076,459	[f]	3,076,459
Total Investments (cost $276,885,149)		101.1%	285,618,656
Liabilities, Less Cash and Receivables		(1.1%)	(3,169,489)
Net Assets		100.0%	282,449,167

ETF—Exchange-Traded Fund

GO—General Obligation

LIBOR—London Interbank Offered Rate

SPDR—Standard & Poor's Depository Receipt

U.S. T-Bill—U.S. Treasury Bill Money Market Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, these securities were valued at $9,850,419 or 3.49% of net assets.

b Security, or portion thereof, on loan. At August 31, 2022, the value of the fund’s securities on loan was $7,379,131 and the value of the collateral was $7,645,088, consisting of cash collateral of $3,076,459 and U.S. Government & Agency securities valued at $4,568,629. In addition, the value of collateral may include pending sales that are also on loan.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Non-income producing security.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Balanced Opportunity Fund

August 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	27	12/30/2022	5,637,929	5,624,859	(13,070)
U.S. Treasury Ultra Long Bond	19	12/20/2022	2,821,035	2,840,500	19,465
Futures Short
U.S. Treasury 10 Year Notes	25	12/20/2022	2,935,882	2,922,656	13,226
U.S. Treasury 5 Year Notes	5	12/30/2022	557,106	554,102	3,004
Ultra 10 Year U.S. Treasury Notes	10	12/20/2022	1,251,858	1,251,875	(17)
Gross Unrealized Appreciation				35,695
Gross Unrealized Depreciation				(13,087)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

August 31, 2022 (Unaudited)

The following is a summary of the inputs used as of August 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	3,569,362		-	3,569,362
Commercial Mortgage-Backed	-	2,868,187		-	2,868,187
Corporate Bonds	-	36,583,266		-	36,583,266
Equity Securities - Common Stocks	158,304,839	13,245,004	††	-	171,549,843
Equity Securities - Preferred Stocks	-	169,175	††	-	169,175
Exchange-Traded Funds	3,142,690	-		-	3,142,690
Foreign Governmental	-	1,251,361		-	1,251,361
Investment Companies	11,454,970	-		-	11,454,970
Municipal Securities	-	1,835,069		-	1,835,069
U.S. Government Agencies Collateralized Mortgage Obligations	-	470,863		-	470,863
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	1,818,933		-	1,818,933
U.S. Government Agencies Mortgage-Backed	-	31,372,045		-	31,372,045
U.S. Government Agencies Obligations	-	572,973		-	572,973
U.S. Treasury Securities	-	18,959,919		-	18,959,919
Other Financial Instruments:
Futures†††	35,695	-		-	35,695
Liabilities ($)
Other Financial Instruments:
Futures†††	(13,087)	-		-	(13,087)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At August 31, 2022, accumulated net unrealized appreciation on investments was $8,733,507, consisting of $35,146,181 gross unrealized appreciation and $26,412,674 gross unrealized depreciation

At August 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.